SHARE-BASED PAYMENTS TO VENDORS	12 Months Ended
Dec. 31, 2016
SHARE-BASED PAYMENTS TO VENDORS
SHARE-BASED PAYMENTS TO VENDORS
NOTE 5 — SHARE-BASED PAYMENTS TO VENDORS

In the ordinary course of business, the Company may issue restricted stock for services rendered by a vendor. The vesting of restricted stock and the associated expense for the services rendered are recorded over the term of the related contract. Research and development expenses resulting from vendor equity issuances for the years ended December 31, 2016 and 2015 were $739,768 and $575,211, respectively. In December 2016, the Company issued 714,625 restricted shares to two vendors to settle outstanding balances of $1,117,520.